Cash-Based Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Based Compensation Plan Expense [Line Items]
Cash based compensation expense	$ 192.4	$ 186.8	$ 176.7